CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 40,698	$ 16,312	$ 9,139
Accounts receivable, net	548,481	27,476	32,381
Inventories, net	248,612	256,714	515,014
Current portion of notes receivable, net of allowance
Prepaid inventory		51,988	14,776
Total Current Assets	837,791	352,490	571,310
Property and equipment, net	24,439	33,650	54,819
Intangible assets, net	193,992
Deposits	2,631,532		5,000
Total Assets	3,687,754	386,140	631,129
Current Liabilities:
Accounts payable and accrued expenses	1,955,940	377,376	170,200
Note payable	1,404,280	364,306	250,000
Loans from Related Party	102,500	104,998	150,000
Derivative liability	336,300		500
Total Current Liabilities	3,799,020	846,680	570,700
Commitment and Contingencies
Stockholders' Equity
Preferred stock, Convertible Series A, Par value $0.001; authorized and issued 100 shares as of September 30, 2013 and December 31, 2012 respectively
Preferred stock, Convertible Series B, Par value $0.001; authorized 24,999,900 shares; issued and outstanding 14,750,000 shares as of September 30, 2013 and December 31, 2012, respectively	14,750	14,750	12,750
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 101,165,307 and 82,371,853 shares as of September 30, 2013 and December 31, 2012, respectively	101,165	82,372	33,849
Additional Paid in Capital	10,555,377	8,131,305	2,866,428
Common stock subscribed	546,500
Accumulated Deficit	(11,329,058)	(8,688,967)	(2,852,598)
Total Stockholders' Equity	(111,266)	(460,540)	60,429
Total Liabilities and Stockholders' Equity	$ 3,687,754	$ 386,140	$ 631,129